Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks	$ 9,839	$ 9,464
Interest bearing deposits with banks	58	95
Cash and cash equivalents	9,897	9,559
Interest bearing time deposits with banks	350	350
Securities available for sale	153,824	150,488
Restricted investment in bank stock	3,104	3,610
Investment in unconsolidated subsidiary	4,812	4,703
Total loans	383,904	378,297
Less: Allowance for loan losses	(2,939)	(2,723)
Total loans, net of allowance for loan losses	380,965	375,574
Premises and equipment, net	8,887	6,857
Other real estate owned	355	638
Bank owned life insurance and annuities	14,972	14,631
Investment in low income housing partnership	5,245	3,812
Core deposit and other intangible	195	262
Goodwill	5,448	5,448
Mortgage servicing rights	225	205
Accrued interest receivable and other assets	3,666	4,217
Total assets	591,945	580,354
Liabilities:
Non-interest bearing deposits	115,911	104,006
Interest bearing deposits	361,757	351,816
Total deposits	477,668	455,822
Securities sold under agreements to repurchase	9,769	4,496
Short-term borrowings	12,000	27,700
Long-term debt	25,000	25,000
Other interest bearing liabilities	1,593	1,545
Accrued interest payable and other liabilities	6,528	6,701
Total liabilities	532,558	521,264
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued
Common stock, par value $1.00 per share: Authorized 20,000,000 shares Issued - 4,811,611 shares at December 31, 2017; 4,805,000 shares at December 31, 2016; Outstanding - 4,767,656 shares at December 31, 2017; 4,755,630 shares at December 31, 2016	4,811	4,805
Surplus	18,565	18,476
Retained earnings	40,876	39,945
Accumulated other comprehensive loss	(4,034)	(3,209)
Cost of common stock in Treasury: 43,955 shares at December 31, 2017; 49,370 shares at December 31, 2016	(831)	(927)
Total stockholders' equity	59,387	59,090
Total liabilities and stockholders' equity	$ 591,945	$ 580,354